Goodwill and Intangibles - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill carrying amount	$ 195,735		$ 195,735	$ 195,735
Goodwill, Impairment Loss			0	0
Amortization of intangible assets	$ 9,424	$ 9,424	$ 18,847	$ 18,847
Remaining weighted average amortization period			13 years